Supplemental Information on Oil and Natural Gas Operations (Unaudited) - Average First Day of the Month Price for Oil, Natural Gas & Natural Gas Liquids (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Oil [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average sales prices (dollars per unit)	92.59	88.13	93.09
Natural Gas [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average sales prices (dollars per unit)	4.13	2.86	3.91
Natural Gas Liquids [Member]
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average sales prices (dollars per unit)	37.82	43.88	56.33